Summary of Future Minimum Payments Receivable Under Container Leaseback Financing Receivable (Parenthetical) (Detail) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($) Customer	Dec. 31, 2021 USD ($) Customer
Lessor Lease Description [Line Items]
Number of customers represent container leaseback financing receivable portfolio | Customer	1	1
Fair value of container leaseback financing receivable | $	$ 765,192	$ 357,828
Customer One
Lessor Lease Description [Line Items]
Percentage of container leaseback financing receivable portfolio	97.10%	90.60%